Fair value measurement, Level 3 Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in fair value measurement, liabilities [Abstract]
Beginning balance	$ 96,721	$ 0
Fair value of embedded derivatives at issuance date	65,311	52,029
Loss recognized in profit or loss	390,743	44,692
Embedded derivatives converted to Equity on 16 November 2022	(552,775)
Ending balance	0	96,721
Embedded Derivatives [Member]
Reconciliation of changes in fair value measurement, liabilities [Abstract]
Beginning balance	96,721	0
Fair value of embedded derivatives at issuance date	65,311	52,029
Loss recognized in profit or loss	390,743	44,692
Embedded derivatives converted to Equity on 16 November 2022	(552,775)
Ending balance	$ 0	$ 96,721